UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2021

WESTERN ASSET

INFLATION INDEXED PLUS BOND FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Inflation Indexed Plus Bond Fund for the six-month reporting period ended June 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

II	Western Asset Inflation Indexed Plus Bond Fund

Performance review

For the six months ended June 30, 2021, Class I shares of Western Asset Inflation Indexed Plus Bond Fund returned 1.47%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Indexi, returned 1.73% for the same period. The Lipper Inflation Protected Bond Funds Category Averageii returned 1.99% over the same time frame.

Performance Snapshot as of June 30, 2021 (unaudited)
(excluding sales charges)	6 months
Western Asset Inflation Indexed Plus Bond Fund:
Class A	1.22%
Class C	0.96%
Class C1	0.97%
Class FI	1.36%
Class R	1.08%
Class I	1.47%
Class IS	1.50%
Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index	1.73%
Lipper Inflation Protected Bond Funds Category Average	1.99%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2021 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 4.83%, 4.33%, 4.26%, 5.09%, 4.51%, 5.37% and 5.44%, respectively. Absent fee waiver and/or expense reimbursements, the 30-Day SEC Yields for Class C1 and Class R shares would have been 3.71% and 4.48%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ. The 30-Day SEC Yield includes adjustments for inflation to both U.S. and foreign portfolio securities that are linked to inflation indices. Please note, inflation adjustments to U.S. securities often occur at different intervals than foreign securities. These adjustments can cause the SEC Yield to change substantially from month-to-month. Increases in the inflation rate may result in the Fund reporting an exceptionally high yield which may not be repeated.

Western Asset Inflation Indexed Plus Bond Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.65%, 1.43%, 2.24%, 0.73%, 1.06%, 0.35% and 0.27%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.90% for Class A shares, 1.65% for Class C shares, 1.40% for Class C1 shares, 0.85% for Class FI shares and 1.15% for Class R shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manger earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls, thereby reducing the value of the Fund’s share price. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Risks of high-yield securities

IV	Western Asset Inflation Indexed Plus Bond Fund

(commonly known as “junk” bonds) include greater price volatility, illiquidity and possibility of default. The Fund may be subject to interest rate, income and deflation risks. Changes in inflation will cause the Fund’s income to fluctuate, sometimes substantially. Periods of deflation may adversely affect the Fund’s net asset value. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Bloomberg Barclays U.S. Treasury Inflation-Linked Bond Index represents an unmanaged market index made up of U.S. Treasury Inflation-Linked Index securities.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 203 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Inflation Indexed Plus Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the Fund’s portfolio as of June 30, 2021 and December 31, 2020, and does not include derivatives such as futures contracts and forward foreign currency contracts. The Fund’s portfolio is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.22%	$1,000.00	$1,012.20	0.69%	$3.44	Class A	5.00%	$1,000.00	$1,021.37	0.69%	$3.46
Class C	0.96	1,000.00	1,009.60	1.37	6.83	Class C	5.00	1,000.00	1,018.00	1.37	6.85
Class C1	0.97	1,000.00	1,009.70	1.40	6.98	Class C1	5.00	1,000.00	1,017.85	1.40	7.00
Class FI	1.36	1,000.00	1,013.60	0.61	3.05	Class FI	5.00	1,000.00	1,021.77	0.61	3.06
Class R	1.08	1,000.00	1,010.80	1.15	5.73	Class R	5.00	1,000.00	1,019.09	1.15	5.76
Class I	1.47	1,000.00	1,014.70	0.33	1.65	Class I	5.00	1,000.00	1,023.16	0.33	1.66
Class IS	1.50	1,000.00	1,015.00	0.26	1.30	Class IS	5.00	1,000.00	1,023.51	0.26	1.30

2	Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2021

Western Asset Inflation Indexed Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 89.9%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	15,149,420	$18,565,512
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	20,150,370	25,971,353
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	25,991,680	36,572,762
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	7,487,494	11,175,043
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	30,937,954	46,681,011
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	9,691,252	11,821,469
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	40,907,202	56,534,201
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	63,689,800	65,335,383
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	3,483,870	3,610,882
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	23,602,188	24,663,060
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	26,340,685	27,868,023
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	2,295,080	2,441,939
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	14,993,343	16,151,251
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	11,541,574	12,443,444
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	51,508,795	57,223,457
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	34,622,880	37,679,549
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	9,518,670	11,021,277
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	8,885,023	9,760,922
Total U.S. Treasury Inflation Protected Securities (Cost — $437,442,079)				475,520,538
Corporate Bonds & Notes — 4.8%
Energy — 2.7%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	31,000	34,290
Oil, Gas & Consumable Fuels — 2.7%
Apache Corp., Senior Notes	2.625%	1/15/23	288,000	290,700
Apache Corp., Senior Notes	4.750%	4/15/43	530,000	552,210
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	2,100,000	2,327,814
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,500,000	2,937,094
Energy Transfer LP, Senior Notes	2.900%	5/15/25	190,000	200,056
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	1,390,000	1,500,832
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	760,000	803,530
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	500,000	543,063
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	880,000	980,197
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	390,000	432,056
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	440,000	437,323
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	830,000	834,084
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	800,000	835,456

See Notes to Financial Statements.

4	Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report

Western Asset Inflation Indexed Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	880,000		$1,118,681
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	410,000		433,753
Total Oil, Gas & Consumable Fuels					14,226,849
Total Energy					14,261,139
Materials — 2.1%
Metals & Mining — 1.9%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	230,000		251,977	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	980,000		1,087,718	(a)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	650,000		627,087	(a)
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	490,000		692,981
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	440,000		474,623	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	500,000		554,749	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	980,000		1,080,766	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	2,380,000		3,053,968
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	430,000		443,878
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	790,000		951,357
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	820,000		904,517
Total Metals & Mining					10,123,621
Paper & Forest Products — 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	850,000		944,261	(b)
Total Materials					11,067,882
Total Corporate Bonds & Notes (Cost — $22,765,834)					25,329,021
Sovereign Bonds — 1.7%
Brazil — 0.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	1,120,000	BRL	233,800
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	488,000	BRL	104,062
Total Brazil					337,862
Indonesia — 0.5%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	210,000		229,740
Indonesia Government International Bond, Senior Notes	4.750%	2/11/29	1,900,000		2,235,840
Total Indonesia					2,465,580
Kuwait — 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,240,000		1,385,192	(b)

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Inflation Indexed Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Panama — 0.3%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	1,400,000		$1,471,764
Peru — 0.4%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	2,230,000		2,277,410
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	9/30/29	1,200,000		1,255,734	(a)
Total Sovereign Bonds (Cost — $8,924,298)					9,193,542
Non-U.S. Treasury Inflation Protected Securities — 1.5%
Brazil — 0.8%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	17,648,010	BRL	4,084,530
Canada — 0.7%
Canadian Government Real Return Bond	1.500%	12/1/44	2,184,606	CAD	2,315,689
Canadian Government Real Return Bond	0.500%	12/1/50	1,889,143	CAD	1,694,910
Total Canada					4,010,599
Total Non-U.S. Treasury Inflation Protected Securities (Cost — $8,677,455)					8,095,129
Collateralized Mortgage Obligations (c) —1.2%
CSMC Trust, 2019-AFC1 A3, Step bond	2.877%	7/25/49	1,425,048		1,439,457	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015- DNA2 M3 (1 mo. USD LIBOR + 3.900%)	3.992%	12/25/27	871,041		886,107	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017- DNA3 M2 (1 mo. USD LIBOR + 2.500%)	2.592%	3/25/30	1,960,000		2,005,858	(d)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.842%	10/8/21	590,000		590,519	(a)(d)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	1,371,053		1,381,400	(a)(d)
Total Collateralized Mortgage Obligations (Cost — $6,252,524)					6,303,341
Asset-Backed Securities — 0.2%
Bear Stearns Asset Backed Securities Trust, 2003- ABF1 A (1 mo. USD LIBOR + 0.740%)	0.832%	1/25/34	15,737		15,050	(d)
JPMorgan Mortgage Acquisition Corp., 2005- OPT2 M2 (1 mo. USD LIBOR + 0.675%)	0.767%	12/25/35	728,402		728,774	(d)
Total Asset-Backed Securities (Cost — $739,872)					743,824
Total Investments before Short-Term Investments (Cost — $484,802,062)					525,185,395

See Notes to Financial Statements.

6	Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report

Western Asset Inflation Indexed Plus Bond Fund

Security	Rate	Shares	Value
Short-Term Investments — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $303,747)	0.010%	303,747	$303,747	(e)
Total Investments — 99.3% (Cost — $485,105,809)			525,489,142
Other Assets in Excess of Liabilities — 0.7%			3,448,430
Total Net Assets — 100.0%			$528,937,572

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2021, the total market value of investments in Affiliated Companies was $303,747 and the cost was $303,747 (Note 8).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real

CAD	— Canadian Dollar

LIBOR	— London Interbank Offered Rate

USD	— United States Dollar

At June 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	158	9/21	$19,520,055	$19,501,891	$(18,164)
Contracts to Sell:
U.S. Treasury Long-Term Bonds	88	9/21	13,677,833	14,146,000	(468,167)
Net unrealized depreciation on open futures contracts					$(486,331)

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Inflation Indexed Plus Bond Fund

At June 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	95,409	EUR	80,000	BNP Paribas SA	7/19/21	$511
USD	107,492	EUR	90,000	BNP Paribas SA	7/19/21	733
USD	95,158	EUR	80,000	Citibank N.A.	7/19/21	260
Total						$1,504

Abbreviation(s) used in this table:

EUR — Euro

USD — United States Dollar

See Notes to Financial Statements.

8	Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $484,802,062)	$525,185,395
Investments in affiliated securities, at value (Cost — $303,747)	303,747
Foreign currency, at value (Cost — $534,299)	547,499
Cash	1,000,000
Interest receivable	1,925,814
Deposits with brokers for open futures contracts	296,190
Receivable for Fund shares sold	242,097
Unrealized appreciation on forward foreign currency contracts	1,504
Prepaid expenses	57,806
Total Assets	529,560,052

Liabilities:
Payable for Fund shares repurchased	399,136
Investment management fee payable	86,544
Payable to broker — net variation margin on open futures contracts	47,875
Distributions payable	22,121
Service and/or distribution fees payable	2,839
Directors’ fees payable	1,286
Accrued expenses	62,679
Total Liabilities	622,480
Total Net Assets	$528,937,572

Net Assets:
Par value (Note 7)	$42,698
Paid-in capital in excess of par value	490,542,471
Total distributable earnings (loss)	38,352,403
Total Net Assets	$528,937,572

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report	9

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2021

Net Assets:
Class A	$7,942,767
Class C	$1,253,873
Class C1	$30,111
Class FI	$761,684
Class R	$237,784
Class I	$83,139,196
Class IS	$435,572,157

Shares Outstanding:
Class A	649,803
Class C	105,480
Class C1	2,481
Class FI	62,764
Class R	19,716
Class I	6,739,659
Class IS	35,118,447

Net Asset Value:
Class A (and redemption price)	$12.22
Class C*	$11.89
Class C1 (and redemption price)	$12.14
Class FI (and redemption price)	$12.14
Class R (and redemption price)	$12.06
Class I (and redemption price)	$12.34
Class IS (and redemption price)	$12.40
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.76

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

10	Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2021

Investment Income:
Interest from unaffiliated investments	$11,158,200
Interest from affiliated investments	517
Total Investment Income	11,158,717

Expenses:
Investment management fee (Note 2)	505,663
Registration fees	64,979
Transfer agent fees (Note 5)	38,115
Fund accounting fees	36,201
Audit and tax fees	27,020
Service and/or distribution fees (Notes 2 and 5)	17,068
Legal fees	9,065
Shareholder reports	4,658
Directors’ fees	4,411
Insurance	3,053
Custody fees	2,959
Commitment fees (Note 9)	1,850
Interest expense	982
Miscellaneous expenses	4,502
Total Expenses	720,526
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(1,311)
Net Expenses	719,215
Net Investment Income	10,439,502

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	14,328,241
Futures contracts	3,027,926
Forward foreign currency contracts	(194,571)
Foreign currency transactions	16,957
Net Realized Gain	17,178,553
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(19,038,767)
Futures contracts	(880,119)
Forward foreign currency contracts	134,652
Foreign currencies	1,987
Change in Net Unrealized Appreciation (Depreciation)	(19,782,247)
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(2,603,694)
Increase in Net Assets From Operations	$7,835,808

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020	2021	2020

Operations:
Net investment income	$10,439,502	$6,968,928
Net realized gain (loss)	17,178,553	(1,620,594)
Change in net unrealized appreciation (depreciation)	(19,782,247)	39,224,108
Increase in Net Assets From Operations	7,835,808	44,572,442

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(10,200,030)	(6,975,051)
Decrease in Net Assets From Distributions to Shareholders	(10,200,030)	(6,975,051)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	55,926,806	139,979,855
Reinvestment of distributions	10,087,552	6,667,958
Cost of shares repurchased	(43,824,929)	(137,512,117)
Increase in Net Assets From Fund Share Transactions	22,189,429	9,135,696
Increase in Net Assets	19,825,207	46,733,087

Net Assets:
Beginning of period	509,112,365	462,379,278
End of period	$528,937,572	$509,112,365

See Notes to Financial Statements.

12	Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.29	$11.34	$10.56	$11.11	$10.93	$10.83

Income (loss) from operations:
Net investment income	0.22	0.13	0.19	0.27	0.19	0.13
Net realized and unrealized gain (loss)	(0.07)	0.95	0.80	(0.56)	0.18	0.10
Total income (loss) from operations	0.15	1.08	0.99	(0.29)	0.37	0.23

Less distributions from:
Net investment income	(0.22)	(0.13)	(0.21)	(0.26)	(0.19)	(0.11)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.22)	(0.13)	(0.21)	(0.26)	(0.19)	(0.13)

Net asset value, end of period	$12.22	$12.29	$11.34	$10.56	$11.11	$10.93
Total return[3]	1.22%	9.58%	9.37%	(2.60)%	3.44%	2.13%

Net assets, end of period (000s)	$7,943	$8,749	$10,140	$16,984	$21,848	$23,071

Ratios to average net assets:
Gross expenses	0.69%[4]	0.65%	0.71%	0.70%	0.71%	0.70%
Net expenses[5]	0.69 [4,6]	0.65 [6]	0.71 [6]	0.70 [6]	0.71 [6]	0.70
Net investment income	3.66 [4]	1.11	1.75	2.45	1.73	1.15

Portfolio turnover rate	36%	23%	60%	85%	43%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.96	$11.05	$10.30	$10.83	$10.66	$10.61

Income (loss) from operations:
Net investment income	0.19	0.06	0.12	0.17	0.12	0.05
Net realized and unrealized gain (loss)	(0.08)	0.90	0.77	(0.52)	0.19	0.11
Total income (loss) from operations	0.11	0.96	0.89	(0.35)	0.31	0.16

Less distributions from:
Net investment income	(0.18)	(0.05)	(0.14)	(0.18)	(0.14)	(0.09)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.18)	(0.05)	(0.14)	(0.18)	(0.14)	(0.11)

Net asset value, end of period	$11.89	$11.96	$11.05	$10.30	$10.83	$10.66
Total return[3]	0.96%	8.73%	8.63%	(3.28)%	2.89%	1.53%

Net assets, end of period (000s)	$1,254	$1,002	$867	$857	$1,790	$1,618

Ratios to average net assets:
Gross expenses	1.37%[4]	1.43%	1.38%	1.36%	1.32%	1.31%
Net expenses[5]	1.37 [4,6]	1.43 [6]	1.38 [6]	1.36	1.32	1.31
Net investment income	3.17 [4]	0.48	1.12	1.60	1.14	0.49

Portfolio turnover rate	36%	23%	60%	85%	43%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.20	$11.24	$10.41	$10.95	$10.76	$10.71

Income (loss) from operations:
Net investment income	0.18	0.04	0.04	0.21	0.14	0.07
Net realized and unrealized gain (loss)	(0.06)	0.93	0.89	(0.54)	0.19	0.10
Total income (loss) from operations	0.12	0.97	0.93	(0.33)	0.33	0.17

Less distributions from:
Net investment income	(0.18)	(0.01)	(0.10)	(0.21)	(0.14)	(0.10)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.18)	(0.01)	(0.10)	(0.21)	(0.14)	(0.12)

Net asset value, end of period	$12.14	$12.20	$11.24	$10.41	$10.95	$10.76
Total return[3]	0.97%	8.66%	8.95%	(3.03)%	3.11%	1.57%

Net assets, end of period (000s)	$30	$28	$91	$702	$1,003	$1,410

Ratios to average net assets:
Gross expenses	2.05%[4]	2.24%	1.21%	1.17%	1.14%	1.13%
Net expenses[5]	1.40 [4,6]	1.40 [6]	1.21 [6]	1.17	1.14	1.13
Net investment income	3.02 [4]	0.33	0.35	1.94	1.32	0.61

Portfolio turnover rate	36%	23%	60%	85%	43%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.20	$11.27	$10.49	$11.03	$10.85	$10.75

Income (loss) from operations:
Net investment income	0.23	0.13	0.22	0.23	0.22	0.07
Net realized and unrealized gain (loss)	(0.07)	0.93	0.77	(0.51)	0.15	0.16
Total income (loss) from operations	0.16	1.06	0.99	(0.28)	0.37	0.23

Less distributions from:
Net investment income	(0.22)	(0.13)	(0.21)	(0.26)	(0.19)	(0.11)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.22)	(0.13)	(0.21)	(0.26)	(0.19)	(0.13)

Net asset value, end of period	$12.14	$12.20	$11.27	$10.49	$11.03	$10.85
Total return[3]	1.36%	9.42%	9.48%	(2.58)%	3.45%	2.14%

Net assets, end of period (000s)	$762	$754	$483	$804	$1,889	$1,438

Ratios to average net assets:
Gross expenses	0.61%[4]	0.73%	0.64%	0.68%	0.67%	0.65%
Net expenses[5]	0.61 [4,6]	0.73 [6]	0.64 [6]	0.68	0.67	0.65
Net investment income	3.78 [4]	1.07	2.03	2.16	1.97	0.67

Portfolio turnover rate	36%	23%	60%	85%	43%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.13	$11.20	$10.43	$10.97	$10.79	$10.72

Income (loss) from operations:
Net investment income	0.18	0.10	0.16	0.23	0.16	0.09
Net realized and unrealized gain (loss)	(0.05)	0.91	0.78	(0.55)	0.18	0.10
Total income (loss) from operations	0.13	1.01	0.94	(0.32)	0.34	0.19

Less distributions from:
Net investment income	(0.20)	(0.08)	(0.17)	(0.22)	(0.16)	(0.10)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.20)	(0.08)	(0.17)	(0.22)	(0.16)	(0.12)

Net asset value, end of period	$12.06	$12.13	$11.20	$10.43	$10.97	$10.79
Total return[3]	1.08%	9.06%	8.99%	(2.93)%	3.18%	1.75%

Net assets, end of period (000s)	$238	$216	$458	$607	$1,022	$934

Ratios to average net assets:
Gross expenses	1.23%[4]	1.06%	1.05%	1.06%	1.01%	1.07%
Net expenses[5]	1.15 [4,6]	1.06 [6]	1.05 [6]	1.06	1.01	1.07
Net investment income	3.06 [4]	0.88	1.49	2.11	1.47	0.79

Portfolio turnover rate	36%	23%	60%	85%	43%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.40	$11.45	$10.66	$11.21	$11.02	$10.90

Income (loss) from operations:
Net investment income	0.25	0.18	0.24	0.30	0.23	0.15
Net realized and unrealized gain (loss)	(0.07)	0.94	0.80	(0.55)	0.19	0.11
Total income (loss) from operations	0.18	1.12	1.04	(0.25)	0.42	0.26

Less distributions from:
Net investment income	(0.24)	(0.17)	(0.25)	(0.30)	(0.23)	(0.12)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.24)	(0.17)	(0.25)	(0.30)	(0.23)	(0.14)

Net asset value, end of period	$12.34	$12.40	$11.45	$10.66	$11.21	$11.02
Total return[3]	1.47%	9.84%	9.79%	(2.25)%	3.82%	2.40%

Net assets, end of period (000s)	$83,139	$84,063	$51,902	$59,639	$90,372	$70,677

Ratios to average net assets:
Gross expenses	0.33%[4]	0.35%	0.36%	0.38%	0.39%	0.37%
Net expenses[5]	0.33 [4,6]	0.35 [6]	0.36 [6]	0.38	0.39	0.37
Net investment income	4.03 [4]	1.51	2.17	2.77	2.08	1.33

Portfolio turnover rate	36%	23%	60%	85%	43%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.46	$11.51	$10.71	$11.27	$11.08	$10.94

Income (loss) from operations:
Net investment income	0.26	0.18	0.26	0.32	0.25	0.15
Net realized and unrealized gain (loss)	(0.07)	0.95	0.80	(0.57)	0.18	0.14
Total income (loss) from operations	0.19	1.13	1.06	(0.25)	0.43	0.29

Less distributions from:
Net investment income	(0.25)	(0.18)	(0.26)	(0.31)	(0.24)	(0.13)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.25)	(0.18)	(0.26)	(0.31)	(0.24)	(0.15)

Net asset value, end of period	$12.40	$12.46	$11.51	$10.71	$11.27	$11.08
Total return[3]	1.50%	9.87%	9.93%	(2.23)%	3.93%	2.61%

Net assets, end of period (millions)	$436	$414	$398	$349	$325	$307

Ratios to average net assets:
Gross expenses	0.26%[4]	0.27%	0.27%	0.28%	0.27%	0.26%
Net expenses[5]	0.26 [4,6]	0.27 [6]	0.27 [6]	0.28	0.27	0.26
Net investment income	4.16 [4]	1.49	2.31	2.87	2.19	1.37

Portfolio turnover rate	36%	23%	60%	85%	43%	81%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class IS did not exceed the ratio of total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation Indexed Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Statutory Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

20	Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$475,520,538	—	$475,520,538
Corporate Bonds & Notes	—	25,329,021	—	25,329,021
Sovereign Bonds	—	9,193,542	—	9,193,542
Non-U.S. Treasury Inflation Protected Securities	—	8,095,129	—	8,095,129
Collateralized Mortgage Obligations	—	6,303,341	—	6,303,341
Asset-Backed Securities	—	743,824	—	743,824
Total Long-Term Investments	—	525,185,395	—	525,185,395
Short-Term Investments†	$303,747	—	—	303,747
Total Investments	$303,747	$525,185,395	—	$525,489,142
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,504	—	$1,504
Total	$303,747	$525,186,899	—	$525,490,646

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$486,331	—	—	$486,331

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

22	Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

24	Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2021, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

26	Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.20% of the Fund’s average daily net assets. For their services, LMPFA pays Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan monthly all of the management fee that it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI and Class R shares did not exceed 0.90%, 1.65%, 1.40%, 0.85% and 1.15%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below. During the six months ended June 30, 2021, fees waived and/or expenses reimbursed amounted to $1,311, which included an affiliated money market fund waiver of $1,132.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class C1	Class R
Expires December 31, 2021	—	—
Expires December 31, 2022	$397	—
Expires December 31, 2023	93	$86
Total fee waivers/expense reimbursements subject to recapture	$490	$86

For the six months ended June 30, 2021, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. As of July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment.

Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$2,272	—
CDSCs	—	$697

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

As of June 30, 2021, Franklin Resources and its affiliates owned 71% of the Fund.

3. Investments

During the six months ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$2,305,038	$202,937,130
Sales	3,186,461	175,241,584

At June 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$485,105,809	$42,175,794	$(1,792,461)	$40,383,333
Futures contracts	—	—	(486,331)	(486,331)
Forward foreign currency contracts	—	1,504	—	1,504

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2021.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$1,504

28	Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$486,331

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2021. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$3,027,926	—	$3,027,926
Forward foreign currency contracts	—	$(194,571)	(194,571)
Total	$3,027,926	$(194,571)	$2,833,355

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(880,119)	—	$(880,119)
Forward foreign currency contracts	—	$134,652	134,652
Total	$(880,119)	$134,652	$(745,467)

During the six months ended June 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$16,766,287
Futures contracts (to sell)	21,845,429
Forward foreign currency contracts (to buy)†	656,318
Forward foreign currency contracts (to sell)	2,559,662

†	At June 30, 2021, there were no open positions held in this derivative.

Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
BNP Paribas SA	$1,244	—	$1,244	—	$1,244
Citibank N.A.	260	—	260	—	260
Total	$1,504	—	$1,504	—	$1,504

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.75%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$9,946	$7,005
Class C	5,553	604
Class C1	108	150
Class FI	933	346
Class R	528	492
Class I	—	28,369
Class IS	—	1,149
Total	$17,068	$38,115

30	Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report

For the six months ended June 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$18
Class C	2
Class C1	93
Class FI	2
Class R	86
Class I	185
Class IS	925
Total	$1,311

6. Distributions to shareholders by class

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Net Investment Income:
Class A	$141,221	$92,836
Class C	19,012	4,549
Class C1	434	77
Class FI	14,019	5,015
Class R	4,143	2,823
Class I	1,602,440	1,039,210
Class IS	8,418,761	5,830,541
Total	$10,200,030	$6,975,051

7. Capital shares

At June 30, 2021, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	83,875	$1,017,994	273,932	$3,220,522
Shares issued on reinvestment	10,047	122,265	6,010	71,892
Shares repurchased	(156,277)	(1,904,806)	(461,881)	(5,307,815)
Net decrease	(62,355)	$(764,547)	(181,939)	$(2,015,401)

Class C
Shares sold	27,038	$322,274	44,903	$526,278
Shares issued on reinvestment	1,426	16,910	367	4,312
Shares repurchased	(6,798)	(80,354)	(39,891)	(456,683)
Net increase	21,666	$258,830	5,379	$73,907

Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class C1
Shares sold	168	$2,028	256	$3,005
Shares issued on reinvestment	36	434	7	77
Shares repurchased	(16)	(192)	(6,055)	(69,680)
Net increase (decrease)	188	$2,270	(5,792)	$(66,598)

Class FI
Shares sold	725	$8,765	25,311	$307,714
Shares issued on reinvestment	1,159	14,019	424	5,015
Shares repurchased	(945)	(11,428)	(6,773)	(77,340)
Net increase	939	$11,356	18,962	$235,389

Class R
Shares sold	16,708	$202,453	26,868	$316,951
Shares issued on reinvestment	221	2,657	43	507
Shares repurchased	(14,997)	(181,245)	(49,986)	(587,030)
Net increase (decrease)	1,932	$23,865	(23,075)	$(269,572)

Class I
Shares sold	1,080,418	$13,284,469	4,259,433	$50,747,739
Shares issued on reinvestment	129,999	1,597,313	85,746	1,035,620
Shares repurchased	(1,251,460)	(15,406,051)	(2,099,107)	(24,725,735)
Net increase (decrease)	(41,043)	$(524,269)	2,246,072	$27,057,624

Class IS
Shares sold	3,324,445	$41,088,823	7,092,714	$84,857,646
Shares issued on reinvestment	674,737	8,333,954	458,780	5,550,535
Shares repurchased	(2,121,150)	(26,240,853)	(8,939,597)	(106,287,834)
Net increase (decrease)	1,878,032	$23,181,924	(1,388,103)	$(15,879,653)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

32	Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report

all or some portion of the six months ended June 30, 2021. The following transactions were effected in such company for the six months ended June 30, 2021.

	Affiliate Value at December 31, 2020

		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$10,591,499	$97,851,115	97,851,115	$108,138,867	108,138,867

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$517	—	$303,747

9. Redemption facility

Effective February 5, 2021, the Fund’s redemption facility (the “Redemption Facility”) was terminated and the Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee. Under the Redemption Facility, the Fund had access to the aggregate amount of $485 million prior to February 5, 2021 and the following terms were in effect: the annual commitment fee to maintain the Redemption Facility was 0.15% incurred on the unused portion of the facility and there was an annual upfront fee of 0.06%. The aggregate commitment fees under the Global Credit Facility and Redemption Facility are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility nor the Redemption Facility during the six months ended June 30, 2021.

Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

10. Deferred capital losses

As of December 31, 2020, the Fund had deferred capital losses of $1,481,166, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

13. Subsequent event

Subsequent to the period ended June 30, 2021, shareholder redemptions from Class I and Class IS shares exceeded 50% of Class I and Class IS net assets as of June 30, 2021.

34	Western Asset Inflation Indexed Plus Bond Fund 2021 Semi-Annual Report

Western Asset

Inflation Indexed Plus Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

†	Effective July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

Western Asset Inflation Indexed Plus Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Inflation Indexed Plus Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Inflation Indexed Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX012829 8/21 SR21-4225

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 23, 2021